Bank Borrowings - Schedule of Long-Term Bank Borrowings (Details)	Dec. 31, 2023 CNY (¥)
Schedule of Long-Term Bank Borrowings [Abstract]
2024	¥ 1,993,168
2025	1,275,587
2026	703,499
2027	703,499
2028	703,499
2029 and thereafter	2,133,377
Total	¥ 7,512,629